Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

On July 9, 2025, the Company consummated the previously announced business combination with Distoken.

On July 10, 2025, the ADSs of the Company commenced trading on Nasdaq under the symbol “YOUL.” The Warrants of the Company are quoted on OTC market.

On August 20, 2025, the Group has entered into a non-binding term sheets with the controlling shareholders of four companies to acquire 100% equity interests. The four target companies bring complementary expertise and regional influence across internet recruitment services, software and AI developments, human resource services, and vocational training.

On August 29, 2025, the Group has entered into a joint venture agreement with Beijing Galbot Co., Ltd. (“Galbot”), a pioneer in embodied intelligent robotics. Under the agreement, the Group will contribute capital and hold a 51% equity stake in the newly established entity, Beijing Youlife Galaxy Technology Co., Ltd.. The joint venture will combine the Group’s expansive vocational education network with Galbot’s cutting-edge technology to establish a new model for intelligent, immersive, and globally connected vocational training in China.